Accumulated Other Comprehensive Income (Loss) (Reclassifications Accumulated Other Comprehensive Income) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013
Amounts reclassified from accumulated other comprehensive income (loss)	$ (34)
Prior Service Cost
Amounts reclassified from accumulated other comprehensive income (loss)	(54)	[1]
Actuarial Loss
Amounts reclassified from accumulated other comprehensive income (loss)	21	[1]
Derivative Financial Instruments
Amounts reclassified from accumulated other comprehensive income (loss)	$ (1)

[1]	These accumulated other comprehensive income components are included in the computation of net periodic pension and retiree medical costs. See Note 8 to the Condensed Consolidated Financial Statements for additional details.